Capital Structure - Summary of Stock Option Activity (Details) - Cloudbreak 2015 Incentive Plan - $ / shares	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Number of Stock Options
Options outstanding - balance at beginning of period (in shares)	171,000	151,000
Options granted (in shares)	0
Options exercised (in shares)	(20,000)	(10,000)
Options forfeited or expired (in shares)	0	(3,000)
Options outstanding - balance at end of period (in shares)	151,000	138,000
Vested and expected to vest (in shares)		138,000
Exercisable (in shares)		135,000
Weighted Average Exercise Price per Stock Option
Options outstanding - balance at beginning of period (in dollars per shares)	$ 44.51	$ 48.15
Options granted (in dollars per share)	0
Options exercised (in dollars per share)	16.3	2.4
Options forfeited or expired (in dollars per share)	0	73.8
Options outstanding - balance at end of period (in dollars per shares)	$ 48.15	50.76
Vested and expected to vest (in dollars per share)		50.76
Exercisable (in dollars per share)		$ 50.23